Significant accounting policies (Details 3) - 12 months ended Dec. 31, 2017 $ in Billions	USD ($)	SFr / shares
Statement [line items]
Par value per share | SFr / shares		SFr 0.50
Increase to retained earnings arising from first application of IFRS 9	$ 0.2
Undiscounted operating lease commitments	$ 3.2